SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2014
SUBSEQUENT EVENTS [Abstract]
Subsequent Events [Text Block]	NOTE 20 - SUBSEQUENT EVENTS In January 2015, the Company purchased an additional 13.3% of Bringg shares for an amount of $1.1 million.